Retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2025
Retirement benefit obligations
Schedule of assumptions used for the RIPS

	31 December	31 December
	2025	2024
Weighted average %
Discount rate	4.3%	3.5%
Future salary increases	n/a	n/a
Future pension increases	2.0%	2.1%
Inflation	2.0%	2.1%

Schedule of movement in the net defined benefit obligation

		Fair			Fair
	Present	value of		Present	value of
	value of	plan		value of	plan
	obligation	assets	Total	obligation	assets	Total
	2025	2025	2025	2024	2024	2024
	$m	$m	$m	$m	$m	$m
At 1 January	(71)	43	(28)	(77)	45	(32)
Current service costs[1]	(1)	—	(1)	—	—	—
Interest on defined benefit obligation/asset[1]	(2)	1	(1)	(2)	2	—
Exchange difference	(6)	4	(2)	2	(3)	(1)
Total pension income/(expense)	(9)	5	(4)	—	(1)	(1)
Remeasurements:
– Remeasurement gain/(loss) on scheme assets	—	(1)	(1)	—	—	—
– Remeasurement gain/(loss) on obligation	2	—	2	—	—	—
Transfers
– Transferred on disposal of business	8	—	8	—	—	—
Contributions:
– Employers	(1)	2	1	(1)	1	—
– Benefit payments	3	(2)	1	7	(2)	5
At 31 December	(68)	47	(21)	(71)	43	(28)

Retirement benefit obligation schemes[2]	(49)	22	(27)	(53)	21	(32)
Retirement benefit asset schemes[3]	(19)	25	6	(18)	22	4
1.	Service costs and administration expenses are charged to operating expenses, and interest cost and return on plan assets to finance cost and finance income.
2.

Benefit plans in an obligation position include plans situated in Austria, France, Germany, Hong Kong, India, Italy, Martinique, Norway, the Philippines, Saudi Arabia, South Africa, South Korea, Sri Lanka, Thailand, Trinidad and Tobago, and the UK.

3.	Benefit plans in an asset position include plans situated in Australia, Barbados, and Ireland.

Schedule of analysis of fair value of plan assets

	2025	2024
	$m	$m
Equity instruments	4	4
Debt instruments – unquoted	20	18
Property	1	1
Other	22	20
Total plan assets	47	43